-------------------------------------------------------------
    Semi-Annual Report - Financial Statements
-------------------------------------------------------------



    T. Rowe Price



                   Personal Strategy
                   Income Fund

                   November 30, 1997

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Unaudited


--------------------
Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                6 Months         Year                   7/29/94
                                   Ended        Ended                   Through
                                11/30/97      5/31/97      5/31/96      5/31/95
NET ASSET VALUE
Beginning of period             $   11.98    $  11.85     $  10.94     $  10.00
                                ..................................................
Investment activities
  Net investment income              0.25*       0.51*        0.50*        0.41*
  Net realized and
  unrealized gain (loss)             0.67        1.10         0.98         0.85
                                ..................................................
Total from investment
activities                           0.92        1.61         1.48         1.26
                                ..................................................
Distributions
  Net investment income             (0.26)      (0.50)       (0.47)       (0.32)
  Net realized gain                     -       (0.98)       (0.10)           -
                                ..................................................
  Total distributions               (0.26)      (1.48)       (0.57)       (0.32)
                                ..................................................
NET ASSET VALUE
End of period                   $   12.64    $  11.98     $  11.85     $  10.94
                                --------------------------------------------------
Ratios/Supplemental Data

Total return                         7.75%*     14.70%*      13.84%*      12.90%*
 ...................................................................................
Ratio of expenses to
average net assets                   0.95%+*     0.95%*       0.95%*       0.95%+*
 ...................................................................................
Ratio of net investment
income to average net assets         4.25%+*     4.38%*       4.31%*       4.71%+*
 ...................................................................................
Portfolio turnover rate              13.0%       44.8%        34.1%        50.5%+
 ...................................................................................
Average commission rate paid    $  0.0339    $ 0.0375     $ 0.0522     $      -
 ...................................................................................
Net assets, end of period
(in thousands)                  $  64,490    $ 44,368     $ 25,545     $ 20,705
 ...................................................................................



* Excludes expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.
+ Annualized.



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Unaudited                                                     November 30, 1997

-----------------------
Statement of Net Assets                              Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands
Common Stocks  37.4%

FINANCIAL  7.2%

Bank and Trust  4.0%
Abbey National (GBP)                                      4,000    $         63
 ................................................................................
Air Liquide (L) (FRF)                                       220              35
 ................................................................................
BANC ONE                                                  5,000             257
 ................................................................................
Banca Commerciale Italiana (ITL)                         20,000              57
 ................................................................................
Banco de Bilbao Vizcaya ADR                               2,400              72
 ................................................................................
Banco Frances del Rio ADR                                 1,035              28
 ................................................................................
BankBoston                                                  700              62
 ................................................................................
Barclay's (GBP)                                           3,000              72
 ................................................................................
Chase Manhattan                                           2,000             217
 ................................................................................
Citicorp                                                    800              96
 ................................................................................
Deutsche Bank (DEM)                                         500              32
 ................................................................................
First Union                                               1,600              78
 ................................................................................
HSBC Holdings (GBP)                                       3,400              87
 ................................................................................
J. P. Morgan                                              1,230             140
 ................................................................................
KeyCorp                                                     750              51
 ................................................................................
Kredietbank (BEF)                                           200              81
 ................................................................................
Mellon Bank                                               3,900             221
 ................................................................................
Mercantile Bancorporation                                   200              10
 ................................................................................
National City                                             1,200              80
 ................................................................................
NationsBank                                               1,000              60
 ................................................................................
Norwest                                                   3,200             120
 ................................................................................
Schweizerischer Bankverein (CHF) *                          300              86
 ................................................................................
Societe Generale (FRF)                                      410              54
 ................................................................................
Societe Generale de Belgique (BEF)                          150              14
 ................................................................................
Svenska Handelsbanken (SEK)                               1,000              35
 ................................................................................
U.S. Bancorp                                                800              86
 ................................................................................
Union Bank of Switzerland (CHF)                              40              51
 ................................................................................
Washington Mutual                                         3,460             239
 ................................................................................
Wells Fargo                                                 100              31
 ................................................................................
Westpac Bank (AUD)                                        6,000              38
 ................................................................................
                                                                          2,553
                                                                   .............

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands
Insurance  1.5%
ACE Limited                                               1,400    $        139
 ................................................................................
American General                                          1,500              81
 ................................................................................
American International Group                                450              46
 ................................................................................
EXEL                                                        800              49
 ................................................................................
Mid Ocean Limited                                         1,000              62
 ................................................................................
St. Paul Companies                                        2,700             216
 ................................................................................
Sumitomo Marine & Fire Insurance (JPY)                    6,000              30
 ................................................................................
Travelers Property Casualty                               5,400             215
 ................................................................................
UNUM                                                      1,500              71
 ................................................................................
Willis-Corroon ADR                                        9,100              97
 ................................................................................
                                                                          1,006
                                                                   .............
Financial Services  1.7%
American Express                                          2,700             213
 ................................................................................
Associates First Capital (Class A)                          100               6
 ................................................................................
AXA (FRF)                                                   700              51
 ................................................................................
Fannie Mae                                                4,600             243
 ................................................................................
Freddie Mac                                               2,900             120
 ................................................................................
Green Tree Financial                                        500              15
 ................................................................................
Household International                                     600              76
 ................................................................................
ING Groep (NLG)                                           1,750              71
 ................................................................................
Money Store                                                 500              12
 ................................................................................
Morgan Stanley Dean Witter Discover                         400              22
 ................................................................................
Pearson (GBP)                                             2,000              28
 ................................................................................
SLM Holding                                                 650              84
 ................................................................................
The CIT Group (Class A) *                                   500              15
 ................................................................................
Travelers Group                                           2,899             146
 ................................................................................
                                                                          1,102
                                                                   .............
Total Financial                                                           4,661
                                                                   .............
UTILITIES  3.0%

Telephone Services  1.9%
ALLTEL                                                    1,400              56
 ................................................................................
AT&T                                                      6,550             366
 ................................................................................
BellSouth                                                 1,500              82
 ................................................................................
British Telecommunications PLC ADR                          700              55
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands
Frontier                                                  5,700    $        140
 ................................................................................
Hong Kong Telecommunications ADR                          1,100              21
 ................................................................................
Nippon Telegraph & Telephone (JPY)                            6              49
 ................................................................................
SBC Communications                                        3,400             247
 ................................................................................
Telecom Corp. of New Zealand ADR                            800              33
 ................................................................................
Telefonica de Espana ADR                                  1,000              86
 ................................................................................
Telmex (Class L) ADR                                      1,300              64
 ................................................................................
Telekom Malaysia (MYR)                                    3,000               7
 ................................................................................
                                                                          1,206
                                                                   .............
Electric Utilities  1.1%
Electrabel (BEF)                                             50              11
 ................................................................................
Empresa Nacional de Electricidad ADR                      1,200              22
 ................................................................................
Entergy                                                   1,100              29
 ................................................................................
FirstEnergy *                                             7,295             197
 ................................................................................
Hong Kong Electric (HKD)                                 10,000              34
 ................................................................................
Niagara Mohawk *                                          4,100              39
 ................................................................................
PECO Energy                                               3,000              73
 ................................................................................
Texas Utilities                                           2,200              88
 ................................................................................
Unicom                                                    5,900             172
 ................................................................................
VEBA (DEM)                                                  800              48
 ................................................................................
                                                                            713
                                                                   .............
Total Utilities                                                           1,919
                                                                   .............
CONSUMER NONDURABLES  8.5%

Cosmetics  0.4%
Gillette                                                    300              28
 ................................................................................
International Flavors & Fragrances                        3,100             149
 ................................................................................
Kao (JPY)                                                 5,000              67
 ................................................................................
                                                                            244
                                                                   .............
Beverages  0.5%
Anheuser-Busch                                            3,300             143
 ................................................................................
LVMH (FRF)                                                  200              34
 ................................................................................
PepsiCo                                                   4,600             170
 ................................................................................
                                                                            347
                                                                   .............
Food Processing  1.8%
Cadbury Schweppes (GBP)                                   4,000              41
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
Cadbury Schweppes ADR                                        1,500 $         63
 ................................................................................
CPC International                                            1,100          114
 ................................................................................
CSM (NLG)                                                      500           21
 ................................................................................
Danisco (DKK)                                                1,000           54
 ................................................................................
Dean Foods                                                     400           21
 ................................................................................
Eridania Beghin-Say (FRF)                                      300           47
 ................................................................................
General Mills                                                  960           71
 ................................................................................
Heinz                                                        1,000           50
 ................................................................................
Hershey Foods                                                  500           31
 ................................................................................
Interstate Bakeries                                            900           31
 ................................................................................
McCormick                                                    4,300          114
 ................................................................................
Nabisco Holdings (Class A)                                   1,100           51
 ................................................................................
Nestle (CHF)                                                    50           74
 ................................................................................
Ralston Purina                                               1,600          149
 ................................................................................
Sara Lee                                                     4,400          233
 ................................................................................
                                                                          1,165
                                                                   .............
Hospital Supplies/Hospital Management  0.6%
Abbott Laboratories                                            400           26
 ................................................................................
Baxter International                                           600           30
 ................................................................................
Boston Scientific *                                            900           41
 ................................................................................
HealthSouth *                                                2,300           60
 ................................................................................
Medtronic                                                    1,000           48
 ................................................................................
Smith & Nephew (GBP)                                         8,000           23
 ................................................................................
St. Jude Medical *                                             600           18
 ................................................................................
Tenet Healthcare *                                           1,700           54
 ................................................................................
Terumo (JPY)                                                 3,000           47
 ................................................................................
United States Surgical *                                     1,900           50
 ................................................................................
                                                                            397
                                                                   .............
Pharmaceuticals  2.6%
American Home Products                                       3,580          250
 ................................................................................
Astra (Class B) (SEK)                                        3,200           53
 ................................................................................
Biogen *                                                       400           14
 ................................................................................
Bristol-Myers Squibb                                         1,500          140
 ................................................................................
Eli Lilly                                                      992           63
 ................................................................................
Gehe (DEM)                                                   1,000           51
 ................................................................................
Glaxo Wellcome ADR                                           1,100           50
 ................................................................................
Johnson & Johnson                                            1,400           88
 ................................................................................
Merck                                                        1,300          123
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
Novartis (CHF)                                                  64 $        102
 ................................................................................
Pfizer                                                       3,020          220
 ................................................................................
Pharmacia & Upjohn                                           2,205           74
 ................................................................................
Schering-Plough                                              1,200           75
 ................................................................................
SmithKline Beecham ADR                                       4,100          204
 ................................................................................
Takeda Chemical Industries (JPY)                             3,000           88
 ................................................................................
Warner-Lambert                                                 500           70
 ................................................................................
                                                                          1,665
                                                                   .............
Health Care Services  0.2%
Altana AG (DEM)                                                400           28
 ................................................................................
United HealthCare                                            1,600           83
 ................................................................................
                                                                            111
                                                                   .............
Miscellaneous Consumer Products  2.4%
Benetton Group (ITL)                                         4,160           63
 ................................................................................
Bridgestone (JPY)                                            3,000           65
 ................................................................................
Colgate-Palmolive                                            3,300          221
 ................................................................................
CUC International *                                          3,200           92
 ................................................................................
Grand Metropolitan ADR                                       1,100           41
 ................................................................................
Jones Apparel Group *                                          600           29
 ................................................................................
Kuraray (JPY)                                                3,000           26
 ................................................................................
Lion Nathan (NZD)                                           20,000           47
 ................................................................................
Mattel                                                       1,800           72
 ................................................................................
Newell                                                       1,000           41
 ................................................................................
Philip Morris                                                6,850          298
 ................................................................................
Procter & Gamble                                               700           53
 ................................................................................
Service Corp. International                                  2,300           84
 ................................................................................
Stanley Works                                                1,000           44
 ................................................................................
Textron                                                        400           24
 ................................................................................
Tomkins ADR                                                  2,000           41
 ................................................................................
Unifi                                                        2,900          110
 ................................................................................
Unilever N.V. ADR                                              800           47
 ................................................................................
UST                                                          4,400          136
 ................................................................................
                                                                          1,534
                                                                   .............
Total Consumer Nondurables                                                5,463
                                                                   .............

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
CONSUMER SERVICES  3.9%

Restaurants  0.0%
Tricon Global Restaurants *                                    210 $          7
 ................................................................................
                                                                              7
                                                                   .............
General Merchandisers  0.9%
Dayton Hudson                                                1,000           66
 ................................................................................
Fred Meyer *                                                   400           14
 ................................................................................
J.C. Penney                                                    800           51
 ................................................................................
JUSCO (JPY)                                                  2,000           34
 ................................................................................
Marui (JPY)                                                  2,000           31
 ................................................................................
Neiman-Marcus *                                              1,400           46
 ................................................................................
Tesco (GBP)                                                 10,107           82
 ................................................................................
TJX                                                          1,600           55
 ................................................................................
Wal-Mart                                                     3,800          152
 ................................................................................
Warnaco Group (Class A)                                      2,300           68
 ................................................................................
                                                                            599
                                                                   .............
Specialty Merchandisers  1.3%
American Stores                                              1,800           36
 ................................................................................
CVS                                                          1,384           92
 ................................................................................
Federated Department Stores *                                1,500           68
 ................................................................................
General Nutrition *                                          1,700           58
 ................................................................................
Home Depot                                                     850           48
 ................................................................................
Kohl's *                                                       700           51
 ................................................................................
McKesson                                                       100           11
 ................................................................................
Omron (JPY)                                                  2,000           34
 ................................................................................
Safeway *                                                    2,100          128
 ................................................................................
The Gap                                                        100            5
 ................................................................................
Toys "R" Us *                                                3,200          109
 ................................................................................
Tupperware                                                   7,000          167
 ................................................................................
                                                                            807
                                                                   .............
Entertainment and Leisure  0.7%
Carnival (Class A) ADR                                       1,600           87
 ................................................................................
Disney                                                       1,100          104
 ................................................................................
Hutchison Whampoa (HKD)                                     11,000           73
 ................................................................................
ITT *                                                          200           15
 ................................................................................
McDonald's                                                     800           39
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands
Reader's Digest (Class B)                                    5,540 $        135
 ................................................................................
Sharp (JPY)                                                  3,000           20
 ................................................................................
                                                                            473
                                                                   .............
Media and Communications  1.0%
Asatsu (JPY)                                                 2,000           35
 ................................................................................
Elsevier (NLG)                                               3,000           51
 ................................................................................
R.R. Donnelley                                               3,800          134
 ................................................................................
Time Warner                                                  1,500           87
 ................................................................................
Tribune                                                      1,500           85
 ................................................................................
U S WEST Media *                                             1,900           50
 ................................................................................
Valassis Communications *                                    1,000           30
 ................................................................................
Vodafone ADR                                                 2,300          152
 ................................................................................
                                                                            624
                                                                   .............
Total Consumer Services                                                   2,510
                                                                   .............
CONSUMER CYCLICALS  1.6%

Automobiles and Related  0.3%
Cycle & Carriage (SGD)                                       2,000            9
 ................................................................................
Honda ADR                                                    1,000           71
 ................................................................................
Lear *                                                         300           14
 ................................................................................
Lucasvarity ADR                                              1,270           40
 ................................................................................
SPX                                                            600           41
 ................................................................................
                                                                            175
                                                                   .............
Building and Real Estate  0.5%
Cheung Kong Holdings (HKD)                                   8,000           56
 ................................................................................
Crescent Real Estate Equities, REIT                            100            4
 ................................................................................
DBS Land (SGD)                                              10,000           17
 ................................................................................
Federal Realty Investment Trust, REIT                        3,000           75
 ................................................................................
Patriot American Hospitality, REIT                           1,398           44
 ................................................................................
Simon DeBartolo Group, REIT                                  2,168           71
 ................................................................................
Starwood Lodging, REIT                                       1,300           70
 ................................................................................
                                                                            337
                                                                   .............
Miscellaneous Consumer Durables  0.8%
Corning                                                      6,300          267
 ................................................................................
Masco                                                        1,000           47
 ................................................................................
OCE Van Der Grinten NV (NLG)                                   300           34
 ................................................................................
Ricoh (JPY)                                                  4,000           48
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
----------------------------------------------------------


                                   Shares/Par      Value
----------------------------------------------------------
                                            In thousands

Sony ADR                                400   $       34
 ..........................................................
Whirlpool                             1,800           99
 ..........................................................
                                                     529
                                              ............
Total Consumer Cyclicals                           1,041
                                              ............


TECHNOLOGY  2.1%

Electronic Components  0.4%

Altera *                                300           14
 ..........................................................
EMC *                                   600           18
 ..........................................................
Intel                                 1,100           85
 ..........................................................
Linear Technology                       500           32
 ..........................................................
Maxim Integrated Products *             600           42
 ..........................................................
Motorola                                600           38
 ..........................................................
                                                     229
                                              ............


Electronic Systems  0.3%

Hewlett-Packard                         800           49
 ..........................................................
Honeywell                             1,550          101
 ..........................................................
KLA Instruments *                       200            8
 ..........................................................
Nokia ADR                               500           42
 ..........................................................
                                                     200
                                              ............


Information Processing  0.5%

COMPAQ Computer                       1,250           78
 ..........................................................
Dell Computer *                         400           34
 ..........................................................
Hitachi ADR                             500           36
 ..........................................................
IBM                                   1,360          149
 ..........................................................
                                                     297
                                              ............


Office Automation  0.0%

Xerox                                   400           31
 ..........................................................
                                                      31
                                              ............


Specialized Computer  0.0%

Sun Microsystems *                      300           11
 ..........................................................
                                                      11
                                              ............


Telecommunications Equipment  0.5%

Cisco Systems *                         900           77
 ..........................................................
Lucent Technologies                     300           24
 ..........................................................
MCI                                   1,700           75
 ..........................................................

T. Rowe Price Personal Strategy Income Fund
----------------------------------------------------------


                                   Shares/Par      Value
----------------------------------------------------------
                                            In thousands

Telecomunicacoes Brasileiras ADR          700  $       73
 ..........................................................
WorldCom                                1,800          58
 ..........................................................
                                                       307
                                                ..........

Aerospace and Defense  0.4%

AlliedSignal                            3,880         144
 ..........................................................
Boeing                                    700          37
 ..........................................................
Lockheed Martin                           600          58
 ..........................................................
Raytheon                                  300          17
 ..........................................................
                                                       256
                                              ............
Total Technology                                     1,331
                                              ............


CAPITAL EQUIPMENT  1.6%

Electrical Equipment  1.0%

ABB Group (CHF)                             30          40
 ..........................................................
Canon (JPY)                              2,000          48
 ..........................................................
GE                                       4,500         332
 ..........................................................
Hubbell (Class B)                        1,300          59
 ..........................................................
Mitsubishi Electric (JPY)                5,000          14
 ..........................................................
Siemens (DEM)                            1,000          59
 ..........................................................
Tyco International                       2,932         115
 ..........................................................
                                                       667
                                              ............


Machinery  0.6%

Cooper Industries                          400          21
 ..........................................................
Danaher                                  1,600          94
 ..........................................................
GKN (GBP)                                3,000          65
 ..........................................................
Man (DEM)                                  200          59
 ..........................................................
Teleflex                                 2,100          80
 ..........................................................
Valmet (FIM)                             2,000          30
 ..........................................................
                                                       349
                                              ............
Total Capital Equipment                              1,016
                                              ............


BUSINESS SERVICES AND
TRANSPORTATION  2.7%

Computer Service and Software  1.2%

Automatic Data Processing                1,200          68
 ..........................................................
BMC Software *                           1,200          78
 ..........................................................
Electronic Data Systems                  3,800         144
 ..........................................................

T. Rowe Price Personal Strategy Income Fund
----------------------------------------------------------


                                   Shares/Par      Value
----------------------------------------------------------
                                            In thousands

First Data                              2,618  $       74
 ..........................................................
Galileo International                     800          21
 ..........................................................
McAfee Associates *                       900          41
 ..........................................................
Microsoft *                               800         113
 ..........................................................
National Data                             700          25
 ..........................................................
Oracle *                                1,350          45
 ..........................................................
Parametric Technology *                 1,100          56
 ..........................................................
SunGard Data Systems *                  2,000          52
 ..........................................................
Synopsys *                                900          37
 ..........................................................
                                                      754
                                              ............


Distribution Services  0.0%

Rykoff-Sexton                             500          11
 ..........................................................
                                                       11
                                              ............


Environmental  0.0%

USA Waste Services *                    1,200          40
 ..........................................................
                                                       40
                                              ............

Transportation Services  0.0%

Mitsubishi Heavy Industries (JPY)       4,000          16
 ..........................................................
United Engineers (MYR)                  3,000           2
 ..........................................................
                                                       18
                                              ............


Miscellaneous Business Services  0.8%

British Airport Authorities (GBP)       4,100          35
 ..........................................................
Corporate Express *                     2,600          41
 ..........................................................
H&R Block                               6,200         254
 ..........................................................
Omnicom                                   500          37
 ..........................................................
Sime Darby (MYR)                        6,000           6
 ..........................................................
Wallace Computer Services                 700          24
 ..........................................................
Waste Management                        4,960         122
 ..........................................................
                                                      519
                                              ............


Airlines  0.6%

AMR *                                     540          65
 ..........................................................
Delta                                   2,400         268
 ..........................................................
KLM (NLG)                               1,000          36
 ..........................................................
                                                      369
                                              ............


Railroads  0.1%

Burlington Northern Santa Fe              600          55
 ..........................................................
                                                       55
                                              ............
Total Business Services and Transportation          1,766
                                              ............

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----------------------------------------------------------


                                   Shares/Par      Value
----------------------------------------------------------
                                            In thousands

ENERGY  2.8%
Energy Services  0.5%

BJ Services *                             300  $       21
 ..........................................................
Camco International                       300          19
 ..........................................................
Cooper Cameron *                          800          49
 ..........................................................
Elf Aquitaine ADR                         700          40
 ..........................................................
Halliburton                             1,200          65
 ..........................................................
Schlumberger                            1,060          87
 ..........................................................
TOTAL ADR                                 400          21
 ..........................................................
                                                      302
                                              ............


Exploration and Production  0.0%

Santos (AUD)                            7,000          29
 ..........................................................
                                                       29
                                              ............


Integrated Petroleum - Domestic  1.3%

Atlantic Richfield                      2,800         228
 ..........................................................
British Petroleum ADR                   2,480         206
 ..........................................................
Occidental Petroleum                    5,600         166
 ..........................................................
Unocal                                  1,900          76
 ..........................................................
USX-Marathon                            4,300         147
 ..........................................................
                                                      823
                                              ............


Integrated Petroleum - International  1.0%

ENI S.p.A. ADR                            700          41
 ..........................................................
Exxon                                   2,160         132
 ..........................................................
Mobil                                   2,500         180
 ..........................................................
Repsol ADR                                500          22
 ..........................................................
Royal Dutch Petroleum ADR               1,200          63
 ..........................................................
Shell Transport & Trading ADR           1,500          62
 ..........................................................
Texaco                                  2,600         147
 ..........................................................
                                                      647
                                              ............
Total Energy                                        1,801
                                              ............

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--------------------------------------------------------------------------------



                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

PROCESS INDUSTRIES  2.5%

Diversified Chemicals  0.7%
Dow Chemical                                             2,800       $     276
 ................................................................................
DuPont                                                   1,500              91
 ................................................................................
Hercules                                                 1,000              49
 ................................................................................
Olin                                                       400              20
 ................................................................................
                                                                           436
                                                                     ...........
Specialty Chemicals  1.1%
3M                                                         500              49
 ................................................................................
A. Schulman                                              3,800              86
 ................................................................................
Akzo Nobel (NLG)                                           200              35
 ................................................................................
BASF AG (DEM)                                            1,000              35
 ................................................................................
Great Lakes Chemical                                     4,840             217
 ................................................................................
Pall                                                    10,500             222
 ................................................................................
Sigma Aldrich                                              700              25
 ................................................................................
Technip (FRF)                                              500              52
 ................................................................................
                                                                           721
                                                                     ...........
Paper and Paper Products  0.6%
Dai Nippon Printing (JPY)                                3,000              59
 ................................................................................
Fort James                                               2,300              90
 ................................................................................
Kimberly-Clark                                           4,400             229
 ................................................................................
                                                                           378
                                                                     ...........
Forest Products  0.1%
International Paper                                      1,200              57
 ................................................................................
                                                                            57
                                                                     ...........
Building and Construction  0.0%
Blue Circle Industries (GBP)                             8,095              46
 ................................................................................
                                                                            46
                                                                     ...........
Total Process Industries                                                 1,638
                                                                     ...........

BASIC MATERIALS  0.5%

Metals  0.3%
Alcoa                                                      500              34
 ................................................................................
Anglo American Platinum (ZAR)                            3,000              47
 ................................................................................
Nucor                                                      700              35
 ................................................................................
Reynolds Metals                                          1,900             108
 ................................................................................
                                                                           224
                                                                     ...........

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--------------------------------------------------------------------------------



                                                                      Shares/Par           Value
--------------------------------------------------------------------------------------------------
                                                                                    In thousands

Mining  0.1%
Newmont Mining                                                             1,400       $      42
 ..................................................................................................
Rio Tinto (AUD)                                                            2,000              22
 ..................................................................................................
                                                                                              64
                                                                                       ...........
Miscellaneous Materials  0.1%
Crown Cork & Seal                                                            700              34
 ..................................................................................................
Malayan Cement (MYR)                                                      26,250              16
 ..................................................................................................
                                                                                              50
                                                                                       ...........
Total Basic Materials                                                                        338
                                                                                       ...........

MISCELLANEOUS  0.9%

Other Miscellaneous  0.9%
SPDR Trust                                                                 5,800             555
 ..................................................................................................
Total Miscellaneous                                                                          555
                                                                                       ...........

FOREIGN  0.1%

Europe  0.1%
AXA Colonia Konzern (DEM)                                                    600              50
 ..................................................................................................
                                                                                              50
                                                                                       ...........
Other Foreign  0.0%
Bobst AG (CHF)                                                                25              37
 ..................................................................................................
                                                                                              37
                                                                                       ...........
Total Foreign                                                                                 87
                                                                                       ...........
Total Common Stocks (Cost $ 19,864)                                                       24,126
                                                                                       ...........

Corporate Bonds  22.1%

AEI Holding, Sr. Notes, (144a) 10.00%, 11/15/07                    $     125,000             127
 ..................................................................................................
Agricultural Minerals, Sr. Notes, 10.75%, 9/30/03                         50,000              54
 ..................................................................................................
Agrium, 7.00%, 2/1/04                                                    200,000             205
 ..................................................................................................
Ahmanson, H.F., Sub. Notes, 7.875%, 9/1/04                               100,000             106
 ..................................................................................................
Airplane Pass Thru, 10.875%, 3/15/19                                     150,000             169
 ..................................................................................................
Allied Waste, Sr. Sub. Notes, 10.25%, 12/1/06                            150,000             163
 ..................................................................................................
AMC Entertainment, Sr. Sub. Notes, 9.50%, 3/15/09                        100,000             103
 ..................................................................................................
American Builders & Contractors Supply, Sr. Sub. Notes
   10.625%, 5/15/07                                                      150,000             156
 ..................................................................................................


15
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--------------------------------------------------------------------------------



                                                                      Shares/Par           Value
--------------------------------------------------------------------------------------------------
                                                                                    In thousands

American Express, 7.60%, 8/15/02                                   $     300,000       $     312
 ..................................................................................................
American Radio Systems, Sr. Sub. Notes, 9.00%, 2/1/06                    100,000             106
 ..................................................................................................
American Safety Razor, Sr. Notes, 9.875%, 8/1/05                         100,000             107
 ..................................................................................................
American Standard
   Deb., 9.25%, 12/1/16                                                  100,000             104
   ...............................................................................................
   Sr. Sub. Notes, 9.875%, 6/1/01                                        100,000             104
 ..................................................................................................
Amerigas Partners L.P., Sr. Notes, 10.125%, 4/15/07                      100,000             108
 ..................................................................................................
Ameriserve Food, Sr. Sub. Notes, (144a)
       10.125%, 7/15/07                                                  150,000             156
 ..................................................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                                         10,000              11
 ..................................................................................................
Archibald Candy, Sr. Secured Notes, 10.25%, 7/1/04                       150,000             157
 ..................................................................................................
Associated Materials, Sr. Sub. Notes, 11.50%, 8/15/03                     80,000              85
 ..................................................................................................
Associates Corporation, Sr. Notes, 5.25%, 3/30/00                         60,000              59
 ..................................................................................................
Aurora Foods, Sr. Sub. Notes, 9.875%, 2/15/07                             50,000              53
 ..................................................................................................
B E Aerospace, Sr. Sub. Notes, 9.875%, 2/1/06                            100,000             106
 ..................................................................................................
B.F. Saul, REIT, Sr. Secured Notes, 11.625%, 4/1/02                       90,000              96
 ..................................................................................................
Bank Nova Scotia, Sub. Notes, 6.25%, 9/15/08                              80,000              77
 ..................................................................................................
Bay View Capital, Sub. Notes, 9.125%, 8/15/07                            100,000             103
 ..................................................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                                       100,000             100
 ..................................................................................................
Celestica International, Gtd. Sr. Sub. Notes
       10.50%, 12/31/06                                                  200,000             213
 ..................................................................................................
Chief Auto Parts, Sr. Notes, 10.50%, 5/15/05                              75,000              74
 ..................................................................................................
Citicorp, Sub. Notes, 7.75%, 6/15/06                                     100,000             107
 ..................................................................................................
Coach USA, Gtd. Sr. Sub. Notes, 9.375%, 7/1/07                           175,000             178
 ..................................................................................................
Coca-Cola Bottling Group, Sr. Sub. Notes
       9.00%, 11/15/03                                                    90,000              92
 ..................................................................................................
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                               150,000             166
 ..................................................................................................
Communications & Power Industries, Sr. Sub. Notes
       12.00%, 8/1/05                                                    150,000             168
 ..................................................................................................
Container Corporation of America
   Sr. Notes, 9.75%, 4/1/03                                              100,000             108
   ...............................................................................................
   Gtd., 10.75%, 5/1/02                                                  100,000             109
 ..................................................................................................
Continental Airlines, 6.94%, 10/15/13                                    490,196             501
 ..................................................................................................
Courtyard by Marriott II, Sr. Secured Notes
       10.75%, 2/1/08                                                    100,000             108
 ..................................................................................................
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                             100,000             106
 ..................................................................................................
Details, Sr. Sub. Notes, (144a) 10.00%, 11/15/05                          50,000              51
 ..................................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                               150,000             160
 ..................................................................................................

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--------------------------------------------------------------------------------



                                                                      Shares/Par           Value
--------------------------------------------------------------------------------------------------
                                                                                    In thousands

Dr Pepper Bottling, Sr. Disc. Notes, STEP
       Zero Coupon, 2/15/03                                        $     150,000       $     155
 ..................................................................................................
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07                                 150,000             155
 ..................................................................................................
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                                   100,000             103
 ..................................................................................................
Eli Lilly, 7.125%, 6/1/25                                                400,000             420
 ..................................................................................................
Energy Corporation of America, Sr. Sub. Notes
       9.50%, 5/15/07                                                    150,000             149
 ..................................................................................................
Fairchild Semiconductor, Sr. Sub. Notes
       10.125%, 3/15/07                                                  150,000             157
 ..................................................................................................
Fairfax Financial Holdings, 8.25%, 10/1/15                               250,000             274
 ..................................................................................................
Falcon Building Products, Gtd. Sr. Sub. Notes
       9.50%, 6/15/07                                                     50,000              51
 ..................................................................................................
Ferrellgas, Sr. Notes, 10.00%, 8/1/01                                     90,000              95
 ..................................................................................................
First Federal Financial, 11.75%, 10/1/04                                 100,000             113
 ..................................................................................................
Frontiervision, Sr. Sub. Notes, 11.00%, 10/15/06                         100,000             108
 ..................................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
       11.00%, 11/15/05                                                  150,000             162
 ..................................................................................................
Grand Casino, 1st Mtg. Notes, 10.125%, 12/1/03                           150,000             159
 ..................................................................................................
Grand Metropolitan Investment, Gtd., 9.00%, 8/15/11                      300,000             358
 ..................................................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05                             100,000             108
 ..................................................................................................
Host Marriott Travel Plazas, Sr. Notes, 9.50%, 5/15/05                   100,000             106
 ..................................................................................................
International Logistics, Sr. Notes, (144a) 9.75%, 10/15/07               150,000             147
 ..................................................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06                        100,000             105
 ..................................................................................................
Iron Mountain, Sr. Sub. Notes, 8.75%, 9/30/09                            150,000             152
 ..................................................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                                  150,000             169
 ..................................................................................................
Kelley Oil & Gas, Sr. Sub. Notes, 10.375%, 10/15/06                      100,000             106
 ..................................................................................................
Maxxam Group Holdings, Sr. Secured Notes
       12.00%, 8/1/03                                                    100,000             108
 ..................................................................................................
Northland Cable Television, Sr. Sub. Notes, (144a)
       10.25%, 11/15/07                                                  150,000             154
 ..................................................................................................
Northrop Grumman, 7.00%, 3/1/06                                           70,000              72
 ..................................................................................................
Ocwen Capital Trust I, 10.875%, 8/1/27                                   150,000             160
 ..................................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                            50,000              55
 ..................................................................................................
Pennsylvania Power & Light, 1st Mtg. Notes
       6.50%, 4/1/05                                                     100,000             100
 ..................................................................................................
Plastic Containers, Sr. Secured Notes, 10.00%, 12/15/06                  150,000             159
 ..................................................................................................
PNC Bank, 7.875%, 4/15/05                                                100,000             107
 ..................................................................................................
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07                      100,000             107
 ..................................................................................................


17
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--------------------------------------------------------------------------------

                                                                 Shares/Par             Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands
Principal Mutual, (144a) 8.00%, 3/1/44                        $      250,000   $          265
 ...............................................................................................
Procter & Gamble, Deb., 9.36%, 1/1/21                                100,000              127
 ...............................................................................................
Public Service Electric & Gas, 1st Ref. Mtg. Notes
        7.00%, 9/1/24                                                200,000              195
 ...............................................................................................
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06              75,000               82
 ...............................................................................................
Revlon Consumer Products, Sr. Sub. Notes
        10.50%, 2/15/03                                               75,000               79
 ...............................................................................................
Rio Hotel & Casino, Gtd. Sr. Sub. Notes, 9.50%, 4/15/07              100,000              106
 ...............................................................................................
Rogers Cablesystems, Sr. Sec. 2nd Priority Notes
        10.00%, 3/15/05                                               90,000               99
 ...............................................................................................
Rouse, 8.50%, 1/15/03                                                 60,000               63
 ...............................................................................................
Safelite Glass, Sr. Sub. Notes, (144a) 9.875%, 12/15/06              100,000              109
 ...............................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03                          60,000               62
 ...............................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP
        Zero Coupon, 6/15/05                                         100,000              106
 ...............................................................................................
Southern Foods Group, Sr. Sub. Notes, (144a)
        9.875%, 9/1/07                                               150,000              156
 ...............................................................................................
Sovereign Specialty Chemicals, Sr. Sub. Notes, (144a)
        9.50%, 8/1/07                                                150,000              154
 ...............................................................................................
Stellex Industries, Sr. Sub. Notes, (144a) 9.50%, 11/1/07            150,000              150
 ...............................................................................................
TeleWest PLC, Sr. Disc. Deb., STEP
        Zero Coupon, 10/1/07                                         100,000               76
 ...............................................................................................
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07                    100,000              102
 ...............................................................................................
Tenneco, 8.20%, 11/15/99                                              60,000               62
 ...............................................................................................
Texas Utilities, 1st Mtg. Bonds, 7.375%, 10/1/25                     120,000              118
 ...............................................................................................
Texas-New Mexico Power, Deb., 12.50%, 1/15/99                        200,000              212
 ...............................................................................................
Time Warner Entertainment, Deb., 8.375%, 3/15/23                     300,000              335
 ...............................................................................................
Trump Atlantic City, 1st Mtg. Notes, 11.25%, 5/1/06                   50,000               50
 ...............................................................................................
United Artists Theatre Circuit, PTC, 9.30%, 7/1/15                    97,412               97
 ...............................................................................................
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                            100,000              106
 ...............................................................................................
USF&G Capital II, Gtd. Notes, 8.47%, 1/10/27                         500,000              527
 ...............................................................................................
Vencor, Sr. Sub. Notes, 8.625%, 7/15/07                              150,000              148
 ...............................................................................................
Vesta Insurance Group, Deb. Notes, 8.75%, 7/15/25                    500,000              588
 ...............................................................................................
Viasystems, Sr. Sub. Notes, (144a) 9.75%, 6/1/07                     150,000              155
 ...............................................................................................
Wal-Mart Stores, Deb., 7.25%, 6/1/13                                 170,000              180
 ...............................................................................................
Westpoint Stevens, Sr. Sub. Deb. Notes, 9.375%, 12/15/05             100,000              105
 ...............................................................................................
Windy Hill Pet Food, Sr. Sub. Notes, 9.75%, 5/15/07                  150,000              154
 ...............................................................................................
Total Corporate Bonds (Cost $13,734)                                                   14,210
                                                                               ................

18
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--------------------------------------------------------------------------------

                                                                  Shares/Par            Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands
Foreign Government Obligations/
Agencies 2.9%

Commonwealth of Australia
       9.50%, 8/15/03                            AUD                  10,000   $            8
 ...............................................................................................
European Investment Bank, 3.00%, 9/20/06         JPY              18,000,000              153
 ...............................................................................................
Federal Republic of Germany
       6.00%, 7/4/07                             DEM                 150,000               88
       ........................................................................................
       6.50%, 7/15/03                            DEM                 425,000              257
       ........................................................................................
       8.50%, 8/21/00                            DEM                 145,000               90
       ........................................................................................
 Government of Canada
       6.50%, 6/1/04                             CAD                  30,000               22
       ........................................................................................
       8.50%, 4/1/02                             CAD                  45,000               36
       ........................................................................................
       9.75%, 6/1/21                             CAD                  70,000               73
       ........................................................................................
 Government of France
       5.50%, 4/25/07                            FRF                 520,000               89
       ........................................................................................
       8.25%, 2/27/04                            FRF                 270,000               53
       ........................................................................................
Government of Japan, 4.50%, 6/20/03 ++           JPY              40,500,000              365
 ...............................................................................................
Int'l Bank for Reconstruction & Development
       6.75%, 3/15/00                            JPY               6,000,000               54
       ........................................................................................
Kingdom of Belgium, 7.25%, 4/29/04               BEF               2,900,000               88
 ...............................................................................................
Kingdom of Denmark, 7.00%, 12/15/04              DKK                 120,000               19
 ...............................................................................................
Kingdom of Spain, 8.00%, 5/30/04                 ESP               8,000,000               61
 ...............................................................................................
Kingdom of Sweden, 6.00%, 2/9/05                 SEK                 100,000               13
 ...............................................................................................
Republic of Italy, 8.50%, 8/1/04                 ITL             275,000,000              183
 ...............................................................................................
United Kingdom Treasury Notes
       7.50%, 12/7/06                            GBP                  30,000               54
       ........................................................................................
       8.50%, 12/7/05                            GBP                  65,000              122
       ........................................................................................
       9.00%, 3/3/00                             GBP                  25,000               44
       ........................................................................................
Total Foreign Government Obligations/Agencies (Cost $1,854)                             1,872
                                                                               ................
U.S. Government Mortgage-Backed
Securities  12.8%

Government National Mortgage Assn.
   I

       6.00%, 12/15/23 - 5/15/26                              $    1,702,981            1,646
       ........................................................................................
       6.50%, 7/15/23 - 4/15/26                                    1,186,837            1,173
       ........................................................................................
       7.00%, 2/15/27                                                980,551              984
       ........................................................................................
       7.50%, 9/15/22 - 12/15/25                                   1,310,679            1,345
       ........................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                                  Shares/Par            Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands

Government National Mortgage Assn.
   I

       8.00%, 1/15/22 - 11/15/24                              $      571,239   $          594
       ........................................................................................
       8.50%, 9/15/24                                                292,262              309
       ........................................................................................
       10.50%, 2/15 - 10/15/13                                        14,949               17
       ........................................................................................
   II

       7.00%, 2/20 - 7/20/27                                       1,971,990            1,969
       ........................................................................................
       8.00%, 10/20/25                                               181,339              187
 ...............................................................................................
Total U.S. Government Mortgage-Backed Securities (Cost $7,894)                          8,224
                                                                               ................
U.S. Government Obligations/
Agencies 12.0%

Cooperative Utility Trust, 9.50%, 2/15/17                            400,000              422
 ...............................................................................................
Tennessee Valley Authority
       5.88%, 4/1/36                                                 500,000              510
       ........................................................................................
       6.235%, 7/15/45                                               500,000              512
       ........................................................................................
       8.25%, 4/15/42                                              1,189,000            1,429
 ...............................................................................................
U.S. Treasury Bonds, 6.75%, 8/15/26                                4,500,000            4,891
 ...............................................................................................
Total U.S. Government Obligations/Agencies (Cost $7,296)                                7,764
                                                                               ................
Short-Term Investments  11.4%

Money Market Funds  11.4%

Reserve Investment Fund, 5.71% #                                   7,362,460            7,362
 ...............................................................................................
Total Short-Term Investments (Cost $7,362)                                              7,362
                                                                               ................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                                                        Value
-----------------------------------------------------------------------------------------------
                                                                                 In thousands
Total Investments in Securities
98.6% of Net Assets (Cost $58,004)                                             $       63,558

Other Assets Less Liabilities                                                             932
                                                                               ................

NET ASSETS                                                                     $       64,490
                                                                               ----------------

Net Assets Consist of:

Accumulated net investment income - net of distributions                       $          435
Accumulated net realized gain/loss - net of distributions                               1,431
Net unrealized gain (loss)                                                              5,528
Paid-in-capital applicable to 5,100,230 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized                       57,096
                                                                               ................

NET ASSETS                                                                     $       64,490
                                                                               ----------------
NET ASSET VALUE PER SHARE                                                      $        12.64
                                                                               ----------------

     *    Non-income producing
     ++ Securities contain some restrictions as to public resale--total of such securities at period-end amounts to 0.57% of net assets.
     #    Seven-day yield
     ADR  American Depository Receipt
     PTC  Pass-through Certificate
     REIT Real Estate Investment Trust
     STEP Stepped coupon note for which the interest rate will adjust on specified future date(s)
     144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 2.52% of net assets.
     AUD  Australian dollar
     BEF  Belgian franc
     CAD  Canadian dollar
     CHF  Swiss franc
     DEM  German deutschemark
     DKK  Danish krone
     ESP  Spanish peseta
     FIM  Finnish mark
     FRF  French franc
     GBP  British sterling
     HKD  Hong Kong dollar
     ITL  Italian lira
     JPY  Japanese yen
     MYR  Malaysian ringgit
     NLG  Dutch guilder
     NZD  New Zealand dollar
     SEK  Swedish krona
     SGD  Singapore dollar
     ZAR  South African rand
     L    Local registered shares


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Unaudited

-----------------------
Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                            6 Months
                                               Ended
                                            11/30/97
Investment Income
Income
Interest                                      $1,174
Dividend                                         189
Other                                             15
                                              ......
Total income                                   1,378
                                              ......
Expenses
Investment management                             79
Shareholder servicing                             70
Custody and accounting                            61
Registration                                      19
Legal and audit                                    7
Prospectus and shareholder reports                 7
Directors                                          3
Miscellaneous                                      6
Total expenses                                   252
                                              ......
Net investment income                          1,126
                                              ......
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities                                       642
Foreign currency transactions                     (6)
                                              ......
Net realized gain (loss)                         636
                                              ......
Change in net unrealized gain or loss
Securities                                     2,051
Other assets and liabilities
denominated in foreign currencies                 (7)
Change in net unrealized gain or loss          2,044
                                              ......
Net realized and unrealized gain (loss)        2,680
                                              ......
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                        $3,806
                                              ------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Unaudited


----------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                           6 Months       Year
                                                              Ended      Ended
                                                           11/30/97    5/31/97
Increase (Decrease) in Net Assets
Operations
Net investment income                                      $  1,126   $  1,492
Net realized gain (loss)                                        636      2,218
Change in net unrealized gain or loss                         2,044      1,014
                                                           ........   ........
Increase (decrease) in net assets from
operations                                                    3,806      4,724
                                                           ........   ........

Distributions to shareholders
Net investment income                                        (1,055)    (1,385)
Net realized gain                                                 -     (2,421)
                                                           ........   ........
Decrease in net assets from distributions                    (1,055)    (3,806)
                                                           ........   ........

Capital share transactions *
Shares sold                                                  27,997     24,669
Distributions reinvested                                        999      3,613
Shares redeemed                                             (11,625)   (10,449)
                                                           ........   ........
Increase (decrease) in net assets from capital
share transactions                                           17,371     17,833
                                                           ........   ........
Net equalization                                                  -         72
                                                           ........   ........

Net Assets
Increase (decrease) during period                            20,122     18,823
Beginning of period                                          44,368     25,545
                                                           ........   ........
End of period                                              $ 64,490   $ 44,368
                                                           --------   --------

*Share information
Shares sold                                                   2,248      2,135
Distributions reinvested                                         81        315
Shares redeemed                                                (934)      (900)
                                                           ........   ........
Increase (decrease) in shares outstanding                     1,395      1,550



The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
Unaudited                                                      November 30, 1997

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective June 1, 1997, the fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities At November 30, 1997, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Securities Lending The fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At November 30, 1997, the value of securities on loan was $9,890,000. Although the risk is mitigated by the collateral, the fund could

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $12,500,000 and $5,739,000, respectively, for the six months ended November 30, 1997. Purchases and sales of U.S. government securities aggregated $7,619,000 and $317,000, respectively, for the six months ended November 30, 1997.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

For federal income tax purposes, fund distributions included $1,251,055 ($0.46 per share) of long-term capital gains, which were paid to shareholders of record on December 26, 1996. For corporate shareholders, 9% of the fund's distributions of income and short-term capital gains paid during the tax year ended October 31, 1997 qualified for the dividends-received deduction. These amounts may differ from amounts reported in the accompanying financial statements due to differences in financial statement and federal income tax reporting requirements.

At November 30, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $58,004,000, and net unrealized gain aggregated $5,554,000, of which $6,293,000 related to appreciated investments and $739,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $13,000 was payable at November 30, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


At November 30, 1997, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 1998, which would cause the fund's ratio of expenses to average net assets to exceed 0.95%. Thereafter, through May 31, 2000, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.95%. Pursuant to this agreement, $47,000 of management fees were not accrued by the fund for the six months ended November 30, 1997. Pursuant to a previous agreement, $285,000 of fees and expenses remain subject to reimbursement through May 31, 1998. Additionally, $141,000 of unaccrued management fees related to the current expense limitation are subject to reimbursement through May 31, 2000.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $94,000 for the six months ended November 30, 1997, of which $13,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended November 30, 1997, totaled $94,000 and are reflected as interest income in the accompanying Statement of Operations.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.



Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607

[T. ROWE PRICE LOGO APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.           C11-058 11/30/97